CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues
Total revenues	$ 11,313	$ 3,385	$ 16,470	$ 26,439
Cost of sales
Total cost of sales	11,900	6,204	31,519	50,796
Gross margin	(587)	(2,819)	(15,049)	(24,357)
Operating expenses
Research and development	10,858	12,340	43,136	54,656
Sales and marketing	5,449	4,494	13,136	18,749
General and administrative	13,846	2,625	20,734	11,283
Total operating expenses	30,153	19,459	77,006	84,688
Loss from operations	(30,740)	(22,278)	(92,055)	(109,045)
Change in fair value of warrant liabilities	(56,576)		56,417
Interest expense	(73)	(104)	(328)	(503)
Interest and other income, net	361	578	1,011	5,952
Loss before income taxes	(87,028)	(21,804)	(34,955)	(103,596)
Income tax benefit	27,920	0	940	0
Net loss	$ (59,108)	$ (21,804)	$ (34,015)	$ (103,596)
Net loss per share-basic and diluted	$ (0.25)	$ (0.14)	$ (0.22)	$ (0.69)
Products
Revenues
Total revenues	$ 10,311	$ 2,694	$ 13,718	$ 22,758
Cost of sales
Total cost of sales	10,487	5,041	26,945	45,268
Services
Revenues
Total revenues	1,002	691	2,752	3,681
Cost of sales
Total cost of sales	$ 1,413	$ 1,163	$ 4,574	$ 5,528